Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Current and Deferred Taxes Related to Each Component of Other Comprehensive Income
(1)	Current and deferred taxes related to each component of other comprehensive income for the years ended December 31, 2016, 2017 and 2018 are as follows:

	(In millions of yen)
	2016			2017			2018
	Pretax	Tax	Post tax	Pretax	Tax	Post tax	Pretax	Tax	Post tax
Remeasurement of defined benefit plans	674	(209)	465	2,093	(488)	1,605	(169)	(29)	(198)
Foreign currency translation adjustments	(299)	(199)	(498)	3,751	(146)	3,605	(4,047)	372	(3,675)
Reclassification adjustments for foreign currency translation adjustments	50	—	50	(13)	—	(13)	(345)	—	(345)
Proportionate share of other comprehensive income of associates	3	(0)	3	106	(14)	92	(27)	(4)	(31)
Reclassification adjustments for net changes in proportionate share of other comprehensive income of associates	—	—	—	—	—	—	(12)	—	(12)
Net changes in fair value of equity instruments at FVOCI	—	—	—	—	—	—	(2,681)	735	(1,946)
Net changes in fair value of debt instruments at FVOCI	—	—	—	—	—	—	88	(28)	60
Reclassification adjustments for net changes in fair value of debt instruments at FVOCI	—	—	—	—	—	—	10	—	10
Net change in fair value of available-for-sale financial assets	(2,019)	546	(1,473)	(3,339)	836	(2,503)	—	—	—
Reclassification adjustments for net change in fair value of available-for-sale financial assets	293	(92)	201	1,090	(343)	747	—	—	—

Total	(1,298)	46	(1,252)	3,688	(155)	3,533	(7,183)	1,046	(6,137)

Current and Deferred Taxes Related to Items Directly Charged or Credited to Equity

Current and deferred taxes related to items directly charged or credited to equity are as follows:

	(In millions of yen)
	2017	2018
Current tax:
Share issuance costs related to exercise of stock options	(9)	(3)
Share issuance costs related to Employee Stock Ownership Plan	(5)	(5)
Deferred tax:
Share issuance costs related to exercise of stock options	(20)	(20)
Issuance of convertible bonds	—	1,917

Total tax directly (credited)/charged to equity	(34)	1,889

Movements in Deferred Tax Assets and Deferred Tax Liabilities

The movements in deferred tax assets and deferred tax liabilities for the years ended December 31, 2017 and 2018 are as follows:

(In millions of yen)

	Beginning balance as of January 1, 2017	Amounts recorded under profit or loss	Amounts recognized under other comprehensive income	Other(1)	Ending balance as of December 31, 2017
Deferred tax assets:
Tax losses	910	(712)	—	61	259
Depreciation	1,769	601	—	(110)	2,260
Advances received	3,299	549	—	—	3,848
Deferred revenue	2,731	(263)	—	3	2,471
Restoration obligations for operating lease properties	57	159	—	(1)	215
Accrued bonuses	750	121	—	(117)	754
Allowance for doubtful accounts	580	(209)	—	6	377
Other accrued expenses	685	(82)	—	134	737
Accrued enterprise taxes	466	(223)	—	(2)	241
Available-for-sale financial assets	644	(116)	27	(68)	487
Share-based compensation	1,097	77	—	(5)	1,169
Post-employment benefits	1,285	361	(488)	26	1,184
Tax effect on investments in subsidiaries and associates	4,122	(1,881)	(160)	24	2,105
Other	949	74	—	(3)	1,020

Total	19,344	(1,544)	(621)	(52)	17,127

Deferred tax liabilities:
Available-for-sale financial assets	(1,627)	266	466	(132)	(1,027)
Prepaid expenses	(345)	(11)	—	—	(356)
Intangible assets	(103)	125	—	(846)	(824)
Other	(44)	65	—	(22)	(1)

Total	(2,119)	445	466	(1,000)	(2,208)

(1)	Movements in others are attributable mainly to the acquisition of NextFloor Corporation.

						(In millions of yen)
	Beginning balance as of January 1, 2018	Adjustment on adoption of new accounting standards(1)	Beginning balance as of January 1, 2018 (adjusted)	Amounts recorded under profit or loss	Amounts recognized under other comprehensive income	Other(2)	Ending balance as of December 31, 2018
Deferred tax assets:
Tax losses	259	—	259	172	—	(94)	337
Depreciation	2,260	—	2,260	1,991	—	20	4,271
Advances received	3,848	(423)	3,425	55	—	—	3,480
Deferred revenue	2,471	783	3,254	(117)	—	(2)	3,135
Restoration obligations for operating lease properties	215	—	215	151	—	(2)	364
Accrued bonuses	754	—	754	58	—	—	812
Allowance for doubtful accounts	377	—	377	33	—	(6)	404
Other accrued expenses	737	—	737	659	—	(13)	1,383
Accrued enterprise taxes	241	—	241	56	—	(1)	296
Available-for-sale financial assets	487	(487)	—	—	—	—	—
Financial assets at fair value through profit or loss	—	196	196	233	—	(6)	423
Financial assets at FVOCI	—	(541)	(541)	—	1,358	(2)	815
Share-based compensation	1,169	—	1,169	119	—	(1)	1,287
Post-employment benefits	1,184	—	1,184	222	(32)	(14)	1,360
Tax effect on investments in subsidiaries and associates	2,105	—	2,105	120	194	32	2,451
Other	1,020	267	1,287	597	—	(16)	1,868

Total	17,127	(205)	16,922	4,349	1,520	(105)	22,686

Deferred tax liabilities:
Available-for-sale financial assets	(1,027)	1,027	—	—	—	—	—
Financial assets at fair value through profit or loss	—	(207)	(207)	(137)	—	1	(343)
Financial assets at FVOCI	—	15	15	—	1	(45)	(29)
Tax effect on investments in subsidiaries and associates	—	—	—	(2,796)	146	(1)	(2,651)
Convertible bonds	—	—	—	52	—	(1,918)	(1,866)
Prepaid expenses	(356)	(140)	(496)	(247)	—	(5)	(748)
Intangible assets	(824)	—	(824)	432	24	8	(360)
Other	(1)	—	(1)	(58)	(1)	(25)	(85)

Total	(2,208)	695	(1,513)	(2,754)	170	(1,985)	(6,082)

(1)	Refer to Note 3 Significant Accounting Policies for more details.
(2)	Movements in others are mainly attributable to the issuance of convertible bonds with stock acquisition rights and changes in exchange rate for foreign currencies.

Deferred Tax Assets and Liabilities Reconcile to Amounts Presented in Consolidated Statements of Financial Position

The deferred tax assets and liabilities reconcile to the amounts presented in the Consolidated Statements of Financial Position as follows:

	(In millions of yen)

	December 31, 2017	December 31, 2018
Total deferred tax assets	17,127	22,686
Adjustment to offset deferred tax assets and liabilities	(635)	(5,579)

Net deferred tax assets	16,492	17,107

	(In millions of yen)

	December 31, 2017	December 31, 2018
Total deferred tax liabilities	(2,208)	(6,082)
Adjustment to offset deferred tax assets and liabilities	635	5,579

Net deferred tax liabilities	(1,573)	(503)

Breakdown of Deductible Temporary Differences, Unused Tax Losses and Unused Tax Credits for which No Deferred Tax Assets Recognized

Below is a breakdown of the deductible temporary differences, unused tax losses and unused tax credits for which no deferred tax assets were recognized:

		(In millions of yen)

	December 31, 2017	December 31, 2018
Deductible temporary differences	35,997	40,242
Unused tax losses	32,985	57,990
Unused tax credits	157	48

Total	69,139	98,280

Breakdown of Unused Tax Losses by Expiry Date for which No Deferred Tax Assets Recognized

Below is a breakdown of the unused tax losses by expiry date for which no deferred tax assets were recognized:

		(In millions of yen)

	December 31, 2017	December 31, 2018
Less than one year	792	1,112
Between one year and five years	1,741	3,725
Five years and more	12,965	34,812
No expiration date	17,487	18,341

Total	32,985	57,990

Breakdown of Unused Tax Credits by Expiry Date for which No Deferred Tax Assets Recognized

Below is a breakdown of unused tax credits by expiry date for which no deferred tax assets were recognized:

	(In millions of yen)

	December 31, 2017	December 31, 2018
Less than one year	36	48
Between one year and five years	121	—
Five years and more	—	—
No expiration date	—	—

Total	157	48

Components of Income Tax Benefits/(Expenses)
(3)	The components of income tax expenses for the years ended December 31, 2016, 2017 and 2018 are as follows:

	(In millions of yen)

	2016	2017	2018
Current income tax:
Current income tax expenses(1)	(10,162)	(8,818)	(11,291)
Deferred tax:
Changes related to origination and reversal of temporary differences(2)	1,949	(1,107)	1,775
Changes in the tax rate(3)	(691)	3	(6)

Income tax expenses	(8,904)	(9,922)	(9,522)

(1)

Current income tax expenses include previously unrecognized tax benefits from tax loss carryforwards and deductible temporary differences. These benefits were 489 million yen, 105 million yen and 55 million yen for the years ended December 31, 2016, 2017 and 2018, respectively. In addition, current income tax expenses for the year ended December 31, 2018 include additional taxes charged of 2,215 million yen claimed to the Group’s Korean subsidiary.

(2)

These balances represent the deferred tax benefit or expense from the increase and decrease of temporary differences, the reversal of previously written-down deferred tax assets and write-downs of deferred tax assets. The Group had deferred tax benefits of 541 million yen, 105 million yen and 68 million yen for the years ended December 31, 2016, 2017 and 2018, respectively, due to the reversal of previously written-down deferred tax assets. The reason for having negative amount of deferred tax for the year ended December 31, 2017 is mainly because of the recognition of deferred tax liabilities due to the transfer of camera application business.

(3)

Amendments to the Japanese tax regulations were enacted into law on March 31, 2014, March 31, 2015 and March 29, 2016. As a result of these amendments, the statutory income tax rate has been approximately 33.5% effective from the year ended December 31, 2016 and it has been reduced to approximately 31.7% effective from the year ending December 31, 2017, 2018 and 31.5% effective from the year ending December 31, 2019. The Group measured deferred tax assets and deferred tax liabilities at the tax rates that are expected to apply to the period when the assets are realized or the liabilities are settled.

Reconciliation of Income Tax Expenses Calculated by Applying Statutory Tax Rates to Actual Tax Expenses
(4)

The income tax expenses calculated by applying the statutory tax rates to the Group’s profit or loss before tax differ from the actual tax expenses in the Consolidated Statements of Profit or Loss for the years ended December 31, 2016, 2017 and 2018 for the following reasons:

	(In millions of yen)

	2016	2017	2018
Profit before tax from continuing operations	17,990	18,145	3,354
(Loss)/Profit before tax from discontinued operations	(2,726)	(19)	550

Accounting profit before tax	15,264	18,126	3,904

Income tax expenses at a statutory rate of 31.7% (2016: 33.5% and 2017: 31.7%)	(5,119)	(5,744)	(1,237)
Permanent non-deductible items(1)	(2,703)	(353)	(260)
Assessment of the recoverability of deferred tax assets(2)	(752)	(2,932)	(6,202)
Effects of changes in tax rate	(691)	3	(6)
Differences in applicable tax rate of subsidiaries(3)	(81)	776	(1,194)
Tax effect on investment in subsidiaries and associates(4)	591	377	(174)
Gain on fair value measurement relating to the deconsolidation(5)	581	—	4,123
Share of loss of associates and joint ventures(6)	(279)	(1,836)	(1,741)
Corporate taxes in prior years(7)	(3)	(182)	(2,754)
Others	296	(25)	(251)

Income tax expenses at an effective tax rate of 248.4% (2016: 53.5% and 2017: 54.7%)	(8,160)	(9,916)	(9,696)

Income tax expenses reported in the statements of profit or loss	(8,904)	(9,922)	(9,522)
Income tax benefits/(expenses) attributable to discontinued operations	744	6	(174)

	(8,160)	(9,916)	(9,696)

(1)

Permanent non-deductible items were mainly related to non-deductible share-based payment expenses, including share-based payment expenses incurred in connection with stock options granted to employees and directors defined as non-resident of Japan.

(2)

For the year ended December 31, 2016, the amount was due to unrecognized deferred tax assets of 966 million yen, 361 million yen and 189 million yen in connection with the pre-tax losses recorded by the Group’s Japanese subsidiaries, MixRadio Limited and the Group’s other subsidiaries, respectively, on a stand-alone basis. Such impact was partially offset by recognizing previously unrecognized deferred tax assets of 222 million yen for tax loss carryforwards and 256 million yen for deductible temporary differences, primarily for the Group’s Korean subsidiaries on a stand-alone basis.

For the year ended December 31, 2017, the amount was due to unrecognized deferred tax assets of 2,407 million yen, 4 million yen and 953 million yen in connection with the pre-tax losses recorded by the Group’s Japanese subsidiaries, MixRadio Limited and the Group’s other subsidiaries, respectively, on a stand-alone basis. Such impact was partially offset by recognizing previously unrecognized deferred tax assets of 107 million yen for tax loss carryforward and 0 million yen for deductible temporary differences, primarily for the Group’s Taiwan subsidiaries on a stand-alone basis.

For the year ended December 31, 2018, the amount was due to unrecognized deferred tax assets of 4,134 million yen and 1,789 million yen in connection with the pre-tax losses recorded by the Group’s subsidiaries in Japan and other countries, respectively on the stand-alone basis. Such impact was partially offset by recognizing previously unrecognized deferred tax assets of 40 million yen for tax loss carryforwards and 14 million yen for deductible temporary differences, primarily for the Group’s Korean subsidiaries on a stand-alone basis.

(3)	For the year ended December 31, 2016, the amount mainly due to pre-tax profits recorded by the Group’s Korean subsidiaries, which was partially offset by the pre-tax loss recorded by MixRadio Limited.

For the year ended December 31, 2017, the amount mainly due to pre-tax profits recorded by the Group’s Korean subsidiaries. For the year ended December 2018, the amount mainly due to pre-tax loss recorded by the Group’s Korean subsidiaries.

(4)

This tax effect is mainly due to the deductible temporary difference arising from the investment in MixRadio Limited, which incurred losses during the year. This tax effect offsets MixRadio Limited’s stand-alone tax impacts described in (2) and (3) above.

(5)	For the year ended December 31, 2016, the amount was related to the re-measurement to fair value of the investment in LINE BIZ Plus Ltd at the date the Group lost the control over the subsidiary.

For the year ended December 31, 2018, the amount was related to the re-measurement of the investment in LINE Mobile Corporation and LINE Games Corporation, based on the fair value as of the day when the Group lost the control over its subsidiary.

(6)

The amount was mainly related to pre-tax losses recorded by the Group’s associates on a stand-alone basis for which no deferred tax assets were recognized as the related tax benefits could not be recognized.

(7)

This amount for the year ended December 31, 2018 was mainly related to the additional taxes charged of 2,215 million yen claimed to the Group’s Korean subsidiary and this subsidiary is currently in the process of appealing the results of the tax audit.